Financial debt - Long-term debt (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial debt [Line Items]
Total Long-term debt	$ 1,493,830	$ 1,669,904	$ 1,488,208
Less current maturities	(1,493,830)	(209,499)	0
Long-term debt, excluding current maturities	0	1,460,405	1,488,208
Loan denominated in pesos, maturing in May 2021, at TIIE (1) plus 1.05 percentage points.
Disclosure of financial debt [Line Items]
Total Long-term debt	0	209,499	0
Debt securities (subsection (d) of this note)
Disclosure of financial debt [Line Items]
Total Long-term debt	$ 1,493,830	$ 1,460,405	$ 1,488,208